Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 45,879	$ 67,304
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	8,174	10,114
Loans held for sale, at fair value	135,711	17,385
Loans and leases, net of allowance of $7,138 and $7,012	663,303	550,683
FHLB and FRB stock	4,008	3,476
Foreclosed assets, net		38
Premises and equipment, net	3,991	3,864
Operating lease right-of-use assets	1,780
Bank owned life insurance	5,345	5,203
Accrued interest receivable and other assets	12,254	6,858
Total assets	880,545	665,025
Deposits
Noninterest bearing	115,530	111,445
Interest bearing	630,793	468,341
Total deposits	746,323	579,786
FHLB advances and other debt	29,017	19,500
Advances by borrowers for taxes and insurance	929	827
Operating lease liabilities	1,960
Accrued interest payable and other liabilities	6,846	4,586
Subordinated debentures	14,806	14,767
Total liabilities	799,881	619,466
Commitments and contingent liabilities
Stockholders' equity
Common stock, $.01 par value; shares authorized: 9,090,909; shares issued: 5,409,394 at December 31, 2019 and 4,366,297 at December 31, 2018	54	44
Additional paid-in capital	86,903	61,706
Accumulated deficit	(2,932)	(12,752)
Accumulated other comprehensive income (loss)	28	(73)
Treasury stock, at cost; 32,940 shares of common stock at December 31, 2019 and 31,235 shares at December 31, 2018	(3,389)	(3,366)
Total stockholders' equity	80,664	45,559
Total liabilities and stockholder's equity	880,545	665,025
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock
Series C Preferred Stock [Member]
Stockholders' equity
Preferred stock
Total stockholders' equity